UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541
                                   --------------------------------------------

                                   AmeriPrime Advisors Trust
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN       46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------
Unified Fund Services, Inc.
---------------------------
431 North Pennsylvania Street
-----------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   ----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/04
                         -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments
As of September 30, 2004
(Unaudited)

                                                                                             Principal
                                                                                              Amount                Value
                                                                                          ----------------      ---------------
Municipal Bonds - 24.90%
Andew W Mellon FNDTN, Taxable, variable rate, 12/31/2032                                      $ 3,000,000         $ 3,000,000
Andrew W Mellon FNDTN, Taxable, variable rate, 12/01/2032                                       2,500,000           2,500,000
Connecticut State Taxable-Auction Rate, variable rate, 5/01/2012                                5,000,000           5,000,000
Inland Empire Pub Facs Corp., variable rate, 3/01/2004                                          7,750,000           7,750,000
Nebraska Pub Pwr Rev for Rev Bds., variable rate, 1/01/2014                                     7,000,000           7,000,000
San Diego County, California Pension Obligation 1.620%, 8/15/2030(a)                            6,000,000           6,000,000
San Diego County, California Pension Obligation 1.620%, 8/15/2030(a)                           10,000,000          10,000,000
                                                                                                                ---------------
TOTAL MUNICIPAL BONDS (Cost $41,250,000)                                                                           41,250,000
                                                                                                                ---------------

U.S. Government Agency Obligations -  69.60%

Federal Home Loan Mortgage Corp - 14.42%
2.875%, 11/03/2006                                                                              5,000,000            4,986,215
4.50%, 11/30/2013                                                                               1,766,040            1,796,832
4.50%, 10/15/2013                                                                               1,212,932            1,230,954
4.50%, 11/28/2033                                                                               1,815,300            1,860,820
5.00%, 10/15/2015                                                                                 440,601              450,374
5.00%, 5/15/2011                                                                                  252,090              253,968
5.00%, 10/01/2012                                                                               1,014,995            1,044,142
Pool #C90580, 6.00%, 9/1/2022                                                                     783,073              815,749
Pool #M80692, 6.50%, 7/01/2008                                                                    189,979              195,432
Pool #M80718, 5.00%, 1/1/2009                                                                   1,298,374            1,327,606
Pool #M80739, 6.00%, 3/1/2009                                                                     317,244              326,293
Pool #M80753, 6.50%, 5/1/2009                                                                     293,462              302,303
Pool #M80765, 5.00%, 8/1/2009                                                                     589,986              603,269
Pool #M80828, 4.00%, 7/1/2010                                                                     854,619              855,473
Pool #M90727,6.00%, 5/1/2007                                                                      109,830              112,732
Pool  #M90747, 5.50%, 8/1/2007                                                                    294,309              302,429
Pool #M90748, 5.00%, 8/1/2007                                                                   1,334,191            1,366,784
Pool #M90779, 5.50%, 11/1/2007                                                                  1,049,199            1,078,148
Pool #M90805, 4.50%, 4/1/2008                                                                   1,348,719            1,372,211
Pool #M90818, 4.00%, 6/1/2008                                                                     655,990              662,283
Pool #M90819, 4.50%, 6/1/2008                                                                     565,810              575,665
Pool #M90828, 3.50%, 7/1/2008                                                                   1,374,300            1,367,167
Pool #M90836, 5.00%, 6/1/2008                                                                     983,181            1,007,291
                                                                                                                ---------------
                                                                                                                    23,894,140
                                                                                                                ---------------

Federal Home Loan Bank - 43.58%
1.93%, 11/4/2005                                                                                1,890,000            1,880,660
2.00%, 1/22/2008                                                                                3,000,000            3,000,339
2.05%, 11/28/2005                                                                                 238,000              236,987
2.10%, 7/28/2006                                                                                3,000,000            2,965,209
2.21125%, 8/16/2006 (a)                                                                        10,000,000            9,996,180
2.22%, 9/2/2005                                                                                 3,000,000            2,996,532
2.35%, 12/16/2005                                                                               2,000,000            1,996,930
2.375%, 12/19/2008 (a)                                                                          4,300,000            4,301,260
2.41%, 1/26/2007                                                                                3,585,000            3,541,500
2.46%, 12/02/2005                                                                               2,000,000            1,999,428
2.48%, 11/18/2005                                                                               3,000,000            3,000,549
2.48%, 12/29/2005                                                                               3,000,000            2,998,884
2.50%, 12/23/2005                                                                               3,000,000            2,999,826
2.65%, 1/05/2006                                                                                3,000,000            3,001,026
2.77%, 10/13/2005                                                                               2,500,000            2,500,410
2.77%, 2/5/2007                                                                                 2,000,000            1,991,246
3.05%, 5/23/2006                                                                                2,000,000            2,002,502
3.37%,12/10/2007                                                                                1,250,000            1,245,851
3.45%, 12/7/2006                                                                                2,000,000            2,004,418
4.00%, 2/20/2009                                                                                2,000,000            2,005,108
5.50%, 4/28/2011                                                                               13,925,000           13,952,933
5.60%, 9/29/2008                                                                                1,000,000            1,065,000
8.30%, 8/26/2005 (a)                                                                              500,000              520,754
                                                                                                                ---------------
                                                                                                                    72,203,532
                                                                                                                ---------------

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments-continued
As of September 30, 2004
(Unaudited)

                                                                                            Principal
                                                                                              Amount                 Value
                                                                                          ----------------      ---------------
Federal National Mortgage Association - 11.60%
1.75%, 5/23/2005                                                                              $ 1,750,000          $ 1,745,133
2.20%, 3/30/2006                                                                                3,000,000            2,998,671
2.32%, 9/12/2005                                                                                2,000,000            2,000,856
2.875%, 3/30/2007 (a)                                                                           5,000,000            5,000,480
3.90%, 11/10/2008                                                                               1,000,000            1,001,964
4.50%, 11/01/2009                                                                                 992,101            1,005,409
4.451%, 12/01/2033                                                                                983,348            1,001,033
5.00%, 12/1/2012                                                                                1,597,182            1,648,345
5.00%, 2/1/2013                                                                                 1,596,285            1,638,108
5.50%, 1/1/2009                                                                                   654,852              681,085
7.00%, 2/1/2014                                                                                   474,772              508,148
                                                                                                                ---------------
                                                                                                                    19,229,232
                                                                                                                ---------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $115,469,909)                                                       115,326,904
                                                                                                                ---------------


Money Market Securities - 6.99%
Morgan Stanley Institutional Liquidity Funds- Prime Portfolio 1.13%(a)                         11,586,481           11,586,481
                                                                                                                ---------------

Total Money Market Securities (cost $11,586,481)                                                                    11,586,481
                                                                                                                ---------------

TOTAL INVESTMENTS -101.49%  (Cost $168,306,390)                                                                    168,163,385
                                                                                                                ---------------

Liabilities in excess of other assets - (1.49)%                                                                     (2,476,202)
                                                                                                                ---------------

TOTAL NET ASSETS - 100.00%                                                                                       $ 165,687,183
                                                                                                                ===============


(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.

Tax Related
Gross unrealized appreciation                                     $ 129,134
Gross unrealized depreciation                                      (272,139)
                                                              ---------------
Net unrealized depreciation                                      $ (143,005)
                                                              ===============

Aggregate cost of securities for income tax purposes          $ 168,306,390
                                                              ---------------

Related Notes to the Schedule of Investments

Security Valuation - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmeriPrime Advisors Trust

By  /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date    November  23, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date    November 23, 2004


By  /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    November 23, 2004